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                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                                  (215)988-2700

March 4, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

      RE:    UAM Funds, Inc.
             File Nos. (33-25355/811-5683)

Ladies and Gentlemen:

     On behalf of UAM Funds, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #59"), which was filed on February 28, 2002; and (ii) the text of PEA #59 has been filed electronically.

     The Prospectuses and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are dated February 28, 2002 and listed below.

1.  Prospectus and Statement of Information for Acadian Emerging Markets
    Portfolio
2.  Prospectus and Statement of Information for the Dwight Portfolios
3.  Prospectus and Statement of Information for FMA Small Company Portfolio
4.  Prospectus and Statement of Information for ICM Small Company Portfolio
5.  Prospectus and Statement of Information for Independence Small Cap Portfolio
6.  Prospectus and Statement of Information for the McKee Portfolios
7.  Prospectus and Statement of Information for the RHJ Portfolios
8.  Prospectus and Statement of Information for the Sirach Portfolios
9.  Prospectus and Statement of Information for the TS&W Portfolios


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     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2728.

                                                    Very truly yours,



                                                    /s/ Michael Dresnin
                                                    ----------------------
                                                    Michael Dresnin

MD